Intangible assets, net (Tables) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2020
Intangible assets, net
	December 31,
	2020	2019
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	3,750	2,400
Others	165	165

	3,915	2,565

Less: Accumulated amortization	(1,795)	(1,638)

Net carrying amount	2,120	927

Amortization expense

At December 31, 2020, estimated future intangible assets amortization expense for the each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2021	142
2022	142
2023	142
2024	142
2025	142
Thereafter	1,410

Total	2,120

At December 31, 2019, estimated future intangible assets amortization expense for the each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2020	152
2021	152
2022	152
2023	152
2024	152
Thereafter	167

Total	927